Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Income Taxes

Note 17 Income Taxes

The components of income tax expense are as follows:

Table 91: Components of Income Tax Expense

Year ended December 31
In millions	2016	2015	2014
Current
Federal	$871	$927	$1,084
State	71	33	68
Total current	942	960	1,152
Deferred
Federal	301	320	220
State	25	84	35
Total deferred	326	404	255
Total	$1,268	$1,364	$1,407

Significant components of deferred tax assets and liabilities are as follows:

Table 92: Deferred Tax Assets and Liabilities

December 31 - in millions	2016	2015
Deferred tax assets
Allowance for loan and lease losses	$976	$1,032
Compensation and benefits	548	654
Partnership investments	307	295
Loss and credit carryforward	460	502
Accrued expenses	505	542
Other	252	320
Total gross deferred tax assets	3,048	3,345
Valuation allowance	(75)	(61)
Total deferred tax assets	2,973	3,284
Deferred tax liabilities
Leasing	1,374	1,413
Goodwill and intangibles	312	320
Fixed assets	391	391
Net unrealized gains on securities and financial instruments	284	453
BlackRock basis difference	2,361	2,327
Other	617	542
Total deferred tax liabilities	5,339	5,446
Net deferred tax liability	$2,366	$2,162

A reconciliation between the statutory and effective tax rates follows:

Table 93: Reconciliation of Statutory and Effective Tax Rates

Year ended December 31	2016	2015	2014
Statutory tax rate	35.0%	35.0%	35.0%
Increases (decreases) resulting from
State taxes net of federal benefit	1.2	1.4	1.2
Tax-exempt interest	(2.4)	(2.3)	(2.2)
Life insurance	(1.9)	(1.7)	(1.7)
Dividend received deduction	(1.8)	(1.7)	(1.5)
Tax credits	(4.4)	(3.9)	(4.4)
Other	(1.6)	(2.0) (a)	(1.3)
Effective tax rate	24.1%	24.8%	25.1%
(a)	Includes tax benefits associated with settlement of acquired entity tax contingencies.

The net operating loss carryforwards at December 31, 2016 and 2015 follow:

Table 94: Net Operating Loss Carryforwards
	December 31	December 31
Dollars in millions	2016	2015	Expiration
Net Operating Loss Carryforwards:
Federal	$759	$878	2032
State	$2,345	$2,272	2017 - 2036

The majority of the tax credit carryforwards expire in 2032 and were insignificant at December 31, 2016 and December 31, 2015. All federal and most state net operating loss and credit carryforwards are from acquired entities and utilization is subject to various statutory limitations. We anticipate that we will be able to fully utilize our carryforwards for federal tax purposes, but we have recorded an insignificant valuation allowance against certain state tax carryforwards as of December 31, 2016. If select uncertain tax positions were successfully challenged by a state, the state net operating losses listed in Table 94 could be reduced by an insignificant amount.

As of December 31, 2016, we had approximately $.1 billion of earnings attributed to foreign subsidiaries that have been indefinitely reinvested for which no incremental U.S. income tax provision has been recorded.

Retained earnings included $.1 billion at both December 31, 2016 and December 31, 2015 in allocations for bad debt deductions of former thrift subsidiaries for which no income tax has been provided. Under current law, if certain subsidiaries use these bad debt reserves for purposes other than to absorb bad debt losses, they will be subject to Federal income tax at the current corporate tax rate.

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

Table 95: Change in Unrecognized Tax Benefits

In millions	2016	2015	2014
Balance of gross unrecognized tax benefits at January 1	$26	$77	$110
Increases:
Positions taken during a prior period	14	17
Decreases:
Positions taken during a prior period	(14)	(9)	(27)
Settlements with taxing authorities		(52)	(1)
Reductions resulting from lapse of statute of limitations	(4)	(7)	(5)
Balance of gross unrecognized tax benefits at December 31	$22	$26	$77
Favorable impact if recognized	$18	$20	$64

It is reasonably possible that the balance of unrecognized tax benefits could increase or decrease in the next twelve months due to completion of tax authorities’ exams or the expiration of statutes of limitations; however, the estimated amount is insignificant.

We are subject to U.S. federal income tax as well as income tax in most states and some foreign jurisdictions. Table 96 summarizes the status of significant IRS examinations of us.

Table 96: IRS Tax Examination Status

Status at
	Years under examination	December 31
Federal	2011 - 2013	Completed
	2014 - 2015	Under exam

In addition, we are under continuous examinations by various state taxing authorities. With few exceptions, we are no longer subject to state and local and foreign income tax examinations by taxing authorities for periods before 2011. For all open audits, any potential adjustments have been considered in establishing our unrecognized tax benefits as of December 31, 2016.

Our policy is to classify interest and penalties associated with income taxes as income tax expense. For 2016 and 2015, the amount of gross interest and penalties was insignificant. At December 31, 2016 and 2015, the related amounts of accrued interest and penalties was also insignificant.